Long-Term Debt and Notes Payable - Schedule of Company’s Maturities of Debt Instruments (Details)	Dec. 31, 2024 USD ($)
Fiscal year ended:
December 31, 2025	$ 9,303,826
December 31, 2026	5,072,930
December 31, 2027	29,425,393
December 31, 2028
Total	$ 43,802,149